Stock-based Compensation (FY) (Details)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			62 Months Ended
	Apr. 30, 2021 shares	Apr. 30, 2021 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2021	Jun. 30, 2026 USD ($) shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock available for issuance (in shares)			15,321,133		15,321,133		13,346,191	10,838,390		15,321,133
Granted (in shares)			0		0
Weighted-average grant date fair value of awards (in Dollars per share) | $ / shares				$ 0.82		$ 1.17
Stock option exercises (in shares)			0	0	0	0	0
Share-based compensation expense not yet recognized (in Dollars) | $			$ 2,000,000		$ 2,000,000		$ 5,400,000			$ 2,000,000
2026 Restructuring Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
One-time charge related to modification (in Dollars) | $			$ 100,000		$ 700,000
2021 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Maximum number of shares to be added annually, as a percentage of outstanding shares (percent)	0.05
Common stock available for issuance (in shares)							2,039,026
Maximum number of shares to be added annually, as a percentage of outstanding shares (percent)		5.00%
2021 Stock Employee Stock Purchase Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Offering period									6 months
Purchase period									6 months
ESPP purchase price, percent									0.85
Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized to be issued (in shares)	3,352,725	3,352,725
Stock option exercises (in shares)								17,224
Common Stock | 2021 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized to be issued (in shares)	2,843,116	2,843,116
Maximum number of shares to be added annually, as a percentage of outstanding shares (in shares)							7,152,859			9,582,699
Common Stock | 2017 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized to be issued (in shares)	31,884	31,884
Common Stock | 2021 Stock Employee Stock Purchase Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares purchased by employees					2,249	39,853	96,470	73,849
Shares purchased by employees, value (in Dollars) | $							$ 100,000	$ 100,000
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | 2021 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized to be issued (in shares)	477,725	477,725
Inducement Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted (in shares)							201,720	0
Unvested RSUs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Aggregate fair value of awards that vested (in Dollars) | $								$ 1,000,000
Unvested RSUs | 2021 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted (in shares)							0
Share-based compensation expense not yet recognized (in Dollars) | $							$ 0
Shares reserved for issuance under the 2021 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted (in shares)							3,390,691
Expected annual dividend yield				0.00%		0.00%	0.00%	0.00%
Weighted-average grant date fair value of awards (in Dollars per share) | $ / shares							$ 1.16	$ 3.43
Stock option exercises (in shares)							0
Aggregate intrinsic fair value of options exercised (in Dollars) | $								$ 0
Share-based compensation not yet recognized, recognition period					1 year 8 months 12 days		1 year 10 months 24 days
Stock option expiration period upon termination					90 days
Shares reserved for issuance under the 2021 Stock Incentive Plan | 2026 Restructuring Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option expiration period					10 years